Leasing Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012 Store	Nov. 30, 2010	Dec. 31, 2011 Store	Dec. 31, 2009
Leases Disclosure [Line Items]
Number of convenience stores		166		166
Rental expense	$ 2.2		$ 5.3	$ 24.2	$ 5.2
Maximum
Leases Disclosure [Line Items]
Operating leases initial or remaining non-cancelable terms				1
Capital Lease Expense
Leases Disclosure [Line Items]
Number of convenience stores		135		135